Business Combination (Summary of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Aug. 15, 2013
Total intangible assets, amount	$ 168,386
Makerbot [Member]
Total intangible assets, amount	168,386
Developed technology [Member]
Total intangible assets, amount	43,227
Weighted Average Life - Years	5 years
Trade name [Member]
Total intangible assets, amount	42,134
Weighted Average Life - Years	11 years
Customer relationships - Distributors [Member]
Total intangible assets, amount	19,315
Weighted Average Life - Years	10 years
Customer relationships - Direct [Member]
Total intangible assets, amount	3,435
Weighted Average Life - Years	1 year
Non-compete agreement [Member]
Total intangible assets, amount	10,004
Weighted Average Life - Years	4 years
IPR&D - Printers [Member]
Total intangible assets, amount	34,189
Weighted Average Life - Years	Indefinite
IPR&D - Peripherals [Member]
Total intangible assets, amount	$ 16,082
Weighted Average Life - Years	Indefinite